FORM N-CSR

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679

DATE OF FISCAL YEAR END:                               DECEMBER 31, 2010
DATE OF REPORTING PERIOD:                              DECEMBER 31, 2010


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                    F.L. Putnam InvestmentManagement Company
                               20 William Street
                         Wellesley, Massachusetts 02481



      ===================================================================


                                  ANNUAL REPORT
                                DECEMBER 31, 2010


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
             Equity Market Fund and the Standard & Poors 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE
DECEMBER 31, 2000       $10,000.00       $10,000.00
DECEMBER 31, 2001       $ 8,451.04       $ 8,811.42
DECEMBER 31, 2002       $ 6,845.65       $ 6,864.07
DECEMBER 31, 2003       $ 8,659.23       $ 8,832.98
DECEMBER 31, 2004       $ 9,548.19       $ 9,794.19
DECEMBER 31, 2005       $ 9,913.16       $10,275.20
DECEMBER 31, 2006       $11,190.60       $11,898.18
DECEMBER 31, 2007       $11,431.03       $12,551.83
DECEMBER 31, 2008       $ 7,235.24       $ 7,907.96
DECEMBER 31, 2009       $ 9,181.25       $10,000.73
DECEMBER 31, 2010       $10,648.70       $11,507.18


Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year     3 Year     5 Year    10 Year    From Inception
         ------------------------------------------------------------------

           15.98%    (2.34)%    1.44%     0.63%      5.39%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


To the Shareholders of the Principled Equity Market Fund -

We are pleased to report to you that during 2010 the net asset value of the Trust's shares increased 15.98%, which compares favorably to the 15.06% recorded by the Standard and Poor's 500 Stock Index, the principal standard utilized in construction of the Trust's portfolio of securities and assessment of its investment results. Thus it appears that the Trust has concluded another successful year of accomplishing its stated objective, described on the preceding page of this report.

2010 was the 14th year of the Trust's operation, and we believe that its record over that period demonstrates general and overall accomplishment of the objectives we envisioned when it was created.

During 2011, we will be examining possible methods of enhancing the Trust's investment results while continuing to utilize the S&P 500 Stock Index as the primary basis for the construction of the Trust's portfolio and the benchmark for the Trust's performance, improving the ability of our shareholders to obtain cash from their holdings, and increasing public awareness of the Trust.

Please do not hesitate to contact us if you have any questions concerning your investments in the Trust or in general.


Sincerely,

/s/David Putnam
President & Trustee

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010


Assets:
Investments in securities, at fair value (cost $21,771,325;
 see Schedule of Investments, Notes 1, 2, 3 & 7)...............    $29,845,580
Cash  .........................................................         53,594
Dividends and interest receivable..............................         20,479
                                                                   -----------
     Total assets..............................................     29,919,653
                                                                   -----------

Liabilities:
Accrued expenses and other liabilities (Notes 4 & 5)...........         59,777
                                                                   -----------
     Total liabilities.........................................         59,777
                                                                   -----------

Net assets.....................................................    $29,859,876
                                                                   ===========

Analysis of Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 1,931,759 shares outstanding) (Note 1)......     22,048,550
Accumulated undistributed net investment income (Note 1).......         15,390
Accumulated realized loss from security transactions (Note 1)..       (278,319)
Net unrealized appreciation in value of investments (Note 3)...      8,074,255
                                                                   -----------
     Net assets (equivalent to $15.46 per share, based on
      1,931,759 capital shares outstanding)....................    $29,859,876
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2010


Investment income:
 Dividends (net of foreign withholding taxes of $0)............     $  537,454
 Other income..................................................         14,047
                                                                   -----------
     Total income..............................................        551,501
                                                                   -----------

Expenses:
 Management fees, net (Note 4).................................         68,991
 Legal fees....................................................         42,321
 Transfer fees (Note 5)........................................         28,786
 Administration fees (Note 5)..................................         28,000
 Insurance expenses............................................         25,275
 Audit and accounting fees.....................................         22,400
 Marketing expenses............................................         16,800
 Trustees' fees and expenses...................................         16,000
 Custodian fees................................................          7,502
 Other expenses................................................         24,389
                                                                   -----------
     Total expenses............................................        280,464
                                                                   -----------

Net investment income..........................................        271,037
                                                                   -----------
Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        526,197
  Increase in net unrealized appreciation in investments.......      3,154,888
                                                                   -----------
     Net gain on investments...................................      3,681,085
                                                                   -----------

Net increase in net assets resulting from operations...........    $ 3,952,122
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year Ended      Year Ended
                                                   December 31,    December 31,
                                                       2010            2009
                                                   -------------- ------------
From operations:
 Net investment income...........................  $   271,037         324,494
 Realized gain on investments, net...............      526,197         598,574
 Net unrealized appreciation
   in investments................................    3,154,888       5,297,296
                                                   -------------- ------------
     Net increase in net assets resulting
      from operations............................    3,952,122       6,220,364
                                                   -------------- ------------
Distributions to shareholders:
 From net investment income
 ($0.14 and $0.15 per share in 2010 and 2009)....     (269,417)       (325,535)
 From net realized gain on investments...........           --              --
                                                   -------------- ------------
     Total distributions to shareholders.........     (269,417)       (325,535)
                                                   -------------- ------------

From capital share transactions:
                              Number of Shares
                              2010        2009
                            ---------- -----------
 Proceeds from sale of
  shares..................       --          --             --              --
 Shares issued to share-
  holders in distributions
  reinvested..............    7,352       9,206        113,882         125,203
 Cost of shares redeemed..  (185,027)  (110,964)    (2,300,096)     (1,351,272)
                            ---------  ----------- -------------  ------------
 Decrease in net assets
  resulting from capital
  share transactions......  (177,675)  (101,758)    (2,186,214)     (1,226,069)
                            ========== =========== -------------- ------------

Net increase in net assets.......................    1,496,491       4,668,760
Net assets:
  Beginning of period............................   28,363,385      23,694,625
                                                   -------------- ------------
  End of period (including undistributed net
   investment income of $15,390 and $13,770,
   respectively).................................  $29,859,876     $28,363,385
                                                   ============== ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
        (for a share of capital stock outstanding throughout each period)





                             Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                              December    December    December    December    December
                              31, 2010    31, 2009    31, 2008    31, 2007     31, 2006

Investment income ...........  $ 0.29      $ 0.26      $ 0.34      $ 0.37       $ 0.30
Expenses, net................    0.15        0.11        0.11        0.13         0.13
                             -----------------------------------------------------------
Net investment income .......    0.14        0.15        0.23        0.24         0.17
Net realized and unrealized
 gain (loss) on investments..    2.01        2.73       (6.59)       0.15         1.87
                             -----------------------------------------------------------
Total from investment
 operations..................    2.15        2.88       (6.36)       0.39         2.04
Distributions to
shareholders:
  From net investment income.    0.14        0.15        0.23        0.23         0.17
  From net realized gain
   on investments............      --          --          --        0.56           --
                             -----------------------------------------------------------
Net increase (decrease) in
 net asset value.............    2.01        2.73       (6.59)      (0.40)        1.87
Net asset value:

  Beginning of period........   13.45       10.72       17.31       17.71        15.84
                             -----------------------------------------------------------
  End of period..............  $15.46      $13.45      $10.72      $17.31       $17.71
                             ===========================================================

Total Return.................   15.98%      26.90%     (36.71)%      2.15%       12.89%
Net assets, end of period....$29,859,876 $28,363,385 $23,694,625 $37,908,724  $38,078,940
Ratio of expenses
   to average net assets.....    1.02%       0.91%       0.79%       0.70%        0.76%
Ratio of net investment
   income to average net
assets.......................    0.98%       1.31%       1.53%       1.27%        1.05%
Portfolio turnover...........    0.02        0.16        0.06        0.14         0.05
Average commission rate paid.    0.0109      0.0143      0.0148      0.0151       0.0197
Number of shares outstanding
 at end of period............ 1,931,759   2,109,434   2,211,192   2,190,271   2,149,791



                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010
                       (Showing Percentage of Net Assets)


                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
COMMON STOCK - 99.95%
       CONSUMER DISCRETIONARY -- 10.89%
             Auto Components Industry -- 0.37%
      700    Arvinmeritor*....................................   $    14,364
    2,200    Johnson Controls Incorporated....................        84,040
      600    Superior Industries International................        12,732
                                                                 -----------
                                                                     111,136
                                                                 -----------

             Automobiles Industry -- 0.85%
   10,100    Ford Motor Company*..............................       169,579
    2,400    Harley-Davidson Incorporated.....................        83,208
                                                                 -----------
                                                                     252,787
                                                                 -----------

             Hotels Restaurants & Leisure Industry -- 1.49%
      700    Darden Restaurants Incorporated..................        32,508
    4,200    McDonalds Corporation............................       322,392
    2,800    Starbucks Corporation............................        89,964
                                                                 -----------
                                                                     444,864
                                                                 -----------

             Distributors Industry -- 0.97%
    5,650    Genuine Parts Company............................       290,071
                                                                 -----------


             Household Durables Industry -- 0.57%
    1,200    D.R. Horton Incorporated.........................        14,316
    1,400    Leggett & Platt..................................        31,864
    1,982    Newell Rubbermaid Incorporated...................        36,033
    1,300    Stanley Black Decker Incorporated ...............        86,931
                                                                 -----------
                                                                     169,144
                                                                 -----------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Internet & Catalog Retail Industry -- 0.60%
    1,000    Amazon Incorporated*.............................       180,000
                                                                 -----------


             Media Industry -- 2.04%
    9,050    Comcast Corporation Class A......................       198,829
    2,800    DirecTV Group Incorporated*......................       111,804
    2,500    Gannett Incorporated.............................        37,725
    2,000    McGraw Hill Company Incorporated.................        72,820
    2,400    Omnicom Group....................................       109,920
    1,200    Time Warner Cable Class A........................        79,236
                                                                 -----------
                                                                     610,334
                                                                 -----------

             Multiline Retail Industry -- 0.50%
    1,100    Kohls Corporation*...............................        59,774
    3,500    Macy's Group Incorporated........................        88,550
                                                                 -----------
                                                                     148,324
                                                                 -----------

             Specialty Retail Industry -- 3.16%
    2,100    American Eagle Outfitters Incorporated...........        30,723
    3,100    AutoNation Incorporated*.........................        87,420
    1,575    Best Buy.........................................        54,007
    4,300    Borders Group Incorporated*......................         3,871
      100    Foot Locker Incorporated.........................         1,962
   10,800    Home Depot Incorporated..........................       378,648
    8,000    Lowe's Companies Incorporated....................       200,640
    1,000    Office Depot Incorporated*.......................         5,400



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Specialty Retail Industry (Continued)
    1,950    Staples Incorporated.............................        44,402
    1,500    TJX Companies Incorporated.......................        66,585
    1,100    Tiffany & Company................................        68,497
                                                                 -----------
                                                                     942,155
                                                                 -----------

             Textiles Apparel & Luxury Goods Industry -- 0.34%
    1,200    Nike Incorporated................................       102,504
                                                                 -----------


             CONSUMER DISCRETIONARY TOTAL.....................     3,251,319
                                                                ------------


       CONSUMER STAPLES -- 11.19%
             Beverages Industry -- 3.18%
    7,000    Coca Cola Company................................       460,390
    2,000    Coca Cola Enterprises............................        50,060
    6,700    Pepsico Incorporated.............................       437,711
                                                                 -----------
                                                                     948,161
                                                                 -----------

             Food Products Industry -- 2.58%
    1,100    Campbell Soup Company............................        38,225
    7,400    General Mills Incorporated.......................       263,366
    1,400    HJ Heinz Company.................................        69,244
    5,100    Hershey Company..................................       240,465
    3,100    Kellogg Company..................................       158,348
                                                                 -----------
                                                                     769,648
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Food & Staples Retailing Industry -- 2.57%
    5,000    CVS/Caremark Corporation.........................       173,850
    1,700    Costco Wholesale Corporation.....................       122,757
    1,800    Safeway Incorporated.............................        40,482
      300    Supervalu Incorporated...........................         2,889
    6,800    Sysco Corporation................................       199,920
    5,800    Walgreen Company.................................       225,968
                                                                 -----------
                                                                     765,866
                                                                 -----------

             Household Products Industry -- 2.54%
   11,800    Procter & Gamble Company.........................       759,094
                                                                 -----------


             Personal Products Industry -- 0.32%
    3,300    Avon Products Incorporated.......................        95,898
                                                                 -----------


             CONSUMER STAPLES TOTAL...........................     3,338,667
                                                                ------------


       ENERGY -- 11.59%
             Energy Equipment & Services Industry -- 3.16%
    1,900    Cameron International Corporation*...............        96,387
    1,500    Ensco International Incorporated.................        80,070
    3,200    Global Industries Limited*.......................        22,176
    6,200    Halliburton Company..............................       253,146
    2,800    Nabors Industries Limited*.......................        65,688
    2,390    National Oilwell Varco Incorporated..............       160,727


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Energy Equipment & Services Industry (Continued)
    2,400    Rowan Companies Incorporated*....................        83,784
    1,800    Seacor Holdings Incorporated*....................       181,962
                                                                 -----------
                                                                     943,940
                                                                 -----------

             Oil Gas & Consumable Fuels Industry -- 8.43%
    1,400    Anadarko Petroleum Corporation...................       106,624
    2,600    Apache Corporation...............................       309,998
    2,600    Chesapeake Energy................................        67,366
      612    Cimarex Energy Company...........................        54,180
    3,116    Devon Energy Corporation.........................       244,637
    1,800    EOG Resources....................................       164,538
    2,100    Hess Corporation.................................       160,734
    6,000    Marathon Oil Company.............................       222,180
    2,400    Murphy Oil Corporation...........................       178,920
      900    Newfield Exploration Company*....................        64,899
    1,300    Noble Energy Incorporated........................       111,904
    2,000    Peabody Energy Corporation.......................       127,960
    1,100    Pioneer Natural..................................        95,502
    1,423    Plains Exploration & Production Company*.........        45,735
    1,700    Range Resources Corporation......................        76,466
    3,100    Southwestern Energy Company*.....................       116,033
    6,300    Spectra Energy...................................       157,437
    2,900    Sunoco Incorporated..............................       116,899
    3,900    Williams Companies Incorporated..................        96,408
                                                                ------------
                                                                   2,518,420
                                                                ------------

             ENERGY TOTAL.....................................     3,462,360
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
       FINANCIALS -- 16.04%
             Capital Markets Industry -- 3.25%
    1,560    Ameriprise Financial Incorporated................        89,778
    5,530    Bank of New York Mellon Corporation..............       167,006
      600    Franklin Resources Incorporated..................        66,726
    1,400    Goldman Sachs Group..............................       235,424
      900    Janus Capital Group Incorporated.................        11,673
    4,340    Morgan Stanley...................................       118,091
    1,100    Northern Trust...................................        60,951
       87    Piper Jaffray Companies*.........................         3,046
    5,650    Schwab (Charles) Corporation.....................        96,672
    1,500    State Street Corporation.........................        69,510
      800    T Rowe Price Group Incorporated..................        51,632
                                                                 -----------
                                                                     970,509
                                                                 -----------

             Commercial Banks Industry -- 3.59%
    3,900    BB&T Corporation.................................       102,531
    1,100    Comerica Incorporated............................        46,464
    2,700    Fifth Third Bankcorp.............................        39,636
      600    Keycorp..........................................         5,310
    1,100    M & T Bank Corporation...........................        95,755
    1,229    PNC Financial Services Group.....................        74,625
    1,500    Suntrust Banks...................................        44,265
    1,300    Synovus Financial Corporation....................         3,432
    7,228    US Bankcorp......................................       194,939
   14,995    Wells Fargo and Company..........................       464,695
                                                                ------------
                                                                   1,071,652
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Consumer Finance Industry -- 0.90%
    4,100    American Express Company.........................       175,972
      900    Capital One Financial............................        38,304
    3,020    Discover Financial Services......................        55,961
                                                                 -----------
                                                                     270,237
                                                                 -----------

             Diversified Financial Services Industry -- 3.89%
   27,975    Bank of America Corporation......................       373,186
      200    CME Group Incorporated...........................        64,350
   52,000    Citigroup Incorporated*..........................       245,960
    2,900    Federal Home Loan Mortgage Association*..........           884
    5,500    Federal National Mortgage Association*...........         1,650
   11,200    J.P. Morgan Chase & Company......................       475,104
                                                                ------------
                                                                   1,161,134
                                                                ------------

             Insurance Industry -- 3.70%
    2,000    AFLAC Incorporated...............................       112,860
    2,900    Allstate Corporation.............................        92,452
    1,800    Chubb Corporation................................       107,352
      661    Cincinnati Financial.............................        20,947
    1,400    Hartford Financial Services Group................        37,086
    2,008    Lincoln National Corporation.....................        55,843
      600    MBIA Incorporated*...............................         7,194
    1,500    MGIC Investment Corporation*.....................        15,285
    2,400    Marsh and McLennan Companies.....................        65,616
    2,500    MetLife Incorporated.............................       111,100
    5,400    Progressive Corporation..........................       107,298
    1,900    Prudential Financial.............................       111,549


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Insurance Industry (Continued)
      800    Renaissancere Holdings Limited...................        50,952
    3,213    Travelers Companies Incorporated ................       178,996
    1,300    Unum Group.......................................        31,486
                                                                ------------
                                                                   1,106,016
                                                                ------------

             Real Estate Investment Trusts (REITs) Industry
             -- 0.71%
    2,100    AMB Property.....................................        66,591
    1,700    Plum Creek Timber Company........................        63,665
      835    Simon Property Group Incorporated................        83,074
                                                                 -----------
                                                                     213,330
                                                                 -----------

             FINANCIALS TOTAL.................................     4,792,878
                                                                ------------


       HEALTH CARE -- 10.69%
             Biotechnology Industry -- 3.72%
    7,700    Amgen Incorporated*..............................       422,730
    2,600    Biogen Idec Incorporated*........................       174,330
    3,500    Genzyme Corporation - General Division*..........       249,200
    7,300    Gilead Sciences Incorporated*....................       264,552
                                                                ------------
                                                                   1,110,812
                                                                ------------

             Health Care Equipment & Supplies Industry --
             1.12%
    1,400    Carefusion Corporation*..........................        35,980
    2,100    Hill Rom Holdings Incorporated...................        82,677
    5,800    Medtronic Incorporated...........................       215,122
                                                                 -----------
                                                                     333,779
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Health Care Providers & Services Industry --
             3.49%
    4,200    Amerisourcebergen Corporation....................       143,304
    2,800    Cardinal Health Incorporated.....................       107,268
    3,400    Express Scripts Incorporated*....................       183,770
    2,500    McKesson Corporation.............................       175,950
    3,198    Medco Health Solutions Incorporated*.............       195,941
    4,400    Quest Diagnostics Incorporated...................       237,468
                                                                ------------
                                                                   1,043,701
                                                                ------------

             Pharmaceuticals Industry -- 2.36%
   11,400    Abbott Laboratories..............................       546,174
    2,300    Allergan Incorporated............................       157,941
                                                                 -----------
                                                                     704,115
                                                                 -----------

             HEALTH CARE TOTAL................................     3,192,407
                                                                ------------


      INDUSTRIAL -- 10.49%
             Air Freight & Logistics Industry -- 1.88%
    1,600    Fedex Corporation................................       148,816
    5,700    United Parcel Service............................       413,706
                                                                 -----------
                                                                     562,522
                                                                 -----------

             Airlines Industry -- 0.18%
    4,050    Southwest Airlines Company.......................        52,569
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Commercial Services & Supplies Industry -- 0.87%
    1,700    Deluxe Corporation...............................        39,134
    5,000    Pitney Bowes Incorporated........................       120,900
    3,300    Republic Services Group..........................        98,538
                                                                 -----------
                                                                     258,572
                                                                 -----------

             Electrical Equipment Industry -- 1.21%
    4,200    Emerson Electric Company.........................       240,114
    1,100    Rockwell Automation Incorporated.................        78,881
      900    Thomas and Betts Corporation*....................        43,470
                                                                 -----------
                                                                     362,465
                                                                 -----------

             Industrial Conglomerates Industry -- 1.07%
    3,700    3M Company.......................................       319,310
                                                                 -----------


             Machinery Industry -- 2.45%
    1,100    Cummins Incorporated.............................       121,011
    2,500    Deere and Company................................       207,625
      800    Flowserve Corporation............................        95,376
    3,600    Illinois Tool Works Incorporated.................       192,240
       48    Kadant Incorporated*.............................         1,131
    1,800    Paccar Incorporated..............................       103,212
      200    Snap On Incorporated.............................        11,316
                                                                 -----------
                                                                     731,911
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Road & Rail Industry -- 2.00%
    2,400    CSX Corporation..................................       155,064
    2,900    Norfolk Southern Corporation.....................       182,178
    2,800    Union Pacific Corporation........................       259,448
                                                                 -----------
                                                                     596,690
                                                                 -----------

             Trading Companies & Distributors Industry --
             0.83%
    1,600    Grainger, WW Incorporated........................       220,976
    1,200    United Rentals*..................................        27,300
                                                                 -----------
                                                                     248,276
                                                                 -----------

             INDUSTRIAL TOTAL.................................     3,132,315
                                                                ------------


       INFORMATION TECHNOLOGY -- 19.27%
             Communications Equipment Industry -- 2.97%
   18,300    Cisco Systems Incorporated.......................       370,209
      587    JDS Uniphase*....................................         8,500
    2,200    Juniper Networks*................................        81,224
    8,300    Motorola Incorporated*...........................        75,281
    6,900    Qualcomm Incorporated............................       341,481
    1,400    Tellabs Incorporated.............................         9,492
                                                                 -----------
                                                                     886,187
                                                                 -----------

             Computers & Peripherals Industry -- 4.33%
    2,700    Apple Incorporated*..............................       870,912
    6,900    Dell Incorporated*...............................        93,495
    7,400    EMC Corporation*.................................       169,460


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Computers & Peripherals Industry (Continued)
      900    Lexmark International*...........................        31,338
    1,500    Netapp Incorporated*.............................        82,440
      600    Qlogic Corporation*..............................        10,212
    1,000    Western Digital*.................................        33,900
                                                                ------------
                                                                   1,291,757
                                                                ------------

             Electronic Equipment Instruments & Components
             Industry -- 0.24%
    1,800    Ingram Micro Incorporated*.......................        34,362
    1,625    Molex Incorporated...............................        36,920
                                                                 -----------
                                                                      71,282
                                                                 -----------

             Internet Software & Services Industry -- 1.91%
    3,400    EBay Incorporated*...............................        94,622
      800    Google Incorporated Class A*.....................       475,176
                                                                 -----------
                                                                     569,798
                                                                 -----------

             IT Services Industry -- 2.18%
    3,600    Automatic Data Processing Incorporated...........       166,608
    1,200    Cognizant Tech Solutions Class A*................        87,948
    2,600    Fidelity National Information Services...........        71,214
      600    Fiserv Incorporated*.............................        35,136
      300    MasterCard Corporation...........................        67,233
    1,500    Paychex Incorporated.............................        46,365
      629    Total System Services Incorporated...............         9,674
    1,400    Visa Incorporated Class A........................        98,532
    3,685    Western Union Company............................        68,430
                                                                 -----------
                                                                     651,140
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Semiconductors & Semiconductor Equipment
             Industry -- 3.33%
    1,800    Altera Corporation...............................        64,044
    2,200    Analog Devices Incorporated......................        82,874
    5,900    Applied Materials Incorporated...................        82,895
    1,800    Broadcom Corporation Class A.....................        78,390
   17,400    Intel Corporation................................       365,922
    1,000    KLA-Tencor Corporation...........................        38,640
    1,800    LSI Corporation*.................................        10,782
    2,200    Micron Technology Incorporated*..................        17,644
      400    Novellus Systems Incorporated*...................        12,928
    2,700    Nvidia Corporation*..............................        41,580
    4,800    Texas Instruments................................       156,000
    1,500    Xilinx Incorporated..............................        43,470
                                                                 -----------
                                                                     995,169
                                                                 -----------

             Software Industry -- 4.31%
    1,600    Adobe Systems Incorporated*......................        49,248
    2,550    CA Incorporated..................................        62,322
      400    Citrix Systems Incorporated*.....................        27,364
    3,000    Compuware Corporation*...........................        35,010
   23,600    Microsoft Corporation............................       658,676
   12,329    Oracle Corporation...............................       385,898
    4,149    Symantec Corporation*............................        69,454
                                                                ------------
                                                                   1,287,972
                                                                ------------

             INFORMATION TECHNOLOGY TOTAL.....................     5,753,305
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
       MATERIALS -- 2.79%
             Chemicals Industry -- 0.92%
      400    Airgas Incorporated..............................        24,984
    2,600    Praxair Incorporated.............................       248,222
                                                                 -----------
                                                                     273,206
                                                                 -----------

             Construction Materials Industry -- 0.09%
      600    Vulcan Material Company..........................        26,616
                                                                 -----------


             Containers & Packaging Industry -- 1.48%
    5,300    Aptargroup Incorporated..........................       252,121
    1,800    Bemis Company Incorporated.......................        58,788
      800    Owens-Illinois Incorporated*.....................        24,560
    4,200    Sealed Air Corporation...........................       106,890
                                                                 -----------
                                                                     442,359
                                                                 -----------

             Metals & Mining Industry -- 0.30%
      500    Allegheny Technologies Incorporated..............        27,590
      700    Cliffs Natural Resources Incorporated............        54,607
      400    Steel Dynamics Incorporated......................         7,320
                                                                 -----------
                                                                      89,517
                                                                 -----------

             MATERIALS TOTAL..................................       831,698
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
       TELECOMMUNICATION SERVICES -- 3.56%
             Diversified Telecommunication Services Industry
             -- 3.28%
   19,790    A T & T Corporation..............................       581,430
      874    Centurylink Incorporated.........................        40,353
    2,256    Frontier Communications Corporation..............        21,951
    9,400    Verizon Communications...........................       336,332
                                                                 -----------
                                                                     980,066
                                                                 -----------

             Wireless Telecommunication Services Industry --
             0.28%
    1,600    American Tower Corporation*......................        82,624
                                                                 -----------


             TELECOMMUNICATION SERVICES TOTAL.................     1,062,690
                                                                ------------


       UTILITIES -- 3.44%
             Gas Utilities Industry -- 1.62%
    5,900    Atmos Energy Corporation.........................       184,080
    4,300    UGI Corporation..................................       135,794
    4,600    WGL Holdings.....................................       164,542
                                                                 -----------
                                                                     484,416
                                                                 -----------

             Multi-Utilities Industry -- 0.97%
    4,800    CenterPoint Energy Incorporated..................        75,456
    5,100    NStar............................................       215,169
                                                                 -----------
                                                                     290,625
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

                                   (Continued)

                                                                     Value
  Quantity                                                          (Note 1)
  --------                                                          --------
             Water Utilities Industry -- 0.85%
   10,000    American Water Works Company.....................       252,900
                                                                 -----------


             UTILITIES TOTAL..................................     1,027,941
                                                                 -----------

             Total common stocks (cost $21,771,325) ..........    29,845,580
                                                                 -----------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.05%                         14,296
                                                                 -----------

Total Net Assets..............................................  $ 29,859,876
                                                                ============


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry.
   A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   B. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. All investments in securities are recorded at their estimated fair value, as described in note 2. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.
   C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
     The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009) or expected to be taken in the Trust's 2010 tax returns.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                   (Continued)

     The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of December 31, 2010.
   D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date. E. Distributions to shareholders-- Dividends to shareholders from net investment income and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
2. Securities Valuations:
   As described in note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
        Level 1--Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

        Level 2--Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

        Level 3--Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                   (Continued)

   Fair Value Measurements
   A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows. Equity securities (common stock). Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
   The following table summarizes the inputs used to value the Trust's investments measured at fair value as of December 31, 2010:
                            Level 1          Level 2    Level 3     Total
   Common Stocks
       Consumer
         Discretionary      $3,251,319       $--        $--         $3,251,319
       Consumer Staples      3,338,667        --         --          3,338,667
       Energy                3,462,360        --         --          3,462,360
       Financials            4,792,878        --         --          4,792,878
       Health Care           3,192,407        --         --          3,192,407
       Industrial            3,132,315        --         --          3,132,315
       Information
         Technology          5,753,305        --         --          5,753,305
       Materials               831,698        --         --            831,698
       Telecommunication
         Services            1,062,690        --         --          1,062,690
       Utilities             1,027,941        --         --          1,027,941
                           ---------------------------------------------------
   Total Common Stocks     $29,845,580       $--        $--        $29,845,580
                           ===================================================

3. Tax basis of investments:
   At December 31, 2010 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of a loss on a wash sale that occurred during 2010. The federal income tax basis of the Trust's investments at December 31, 2010 was $21,771,829. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $10,287,865. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,214,114.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                   (Continued)

   Net unrealized appreciation in investments for tax purposes at December 31, 2010 was $8,073,751. The Trust had post-October capital losses of $19,932 for the year ended December 31, 2010. In addition, the Trust has $282,736 in capital loss carryforwards with an expiration date of 2017. The Trust also has $504 in disallowed losses due to wash sales that occurred during 2010. These disallowed losses were added to the tax cost basis of the securities that were repurchased. These losses will be used to offset futre gains on these securities.
4. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2010, the Trust incurred investment advisory fees of $27,596 from F.L. Putnam, and $41,395 from PanAgora.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At December 31, 2010, investment advisory fees of $17,322 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $6,929 was due to F.L. Putnam and $10,393 was due to PanAgora.
5. Independent Registered Public Accountant, Administration and Transfer Agent services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2010, the Trust incurred fees of $22,400 for audit and tax preparation. At December 31, 2010, audit and accounting fees of $22,755 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services were $28,000. At December 31, 2010, administrative and fund accounting fees of $2,443 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                   (Continued)

   The Trust has entered into an agreement with DST Systems, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At December 31, 2010, transfer fees of $2,461 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
6. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and former transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2010.
7. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2010 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
         securities.....................................    $            --
       Other investments................................            488,166
                                                            ---------------
                                                            $       488,166
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................          2,678,693
                                                            ---------------
                                                            $     2,678,693
                                                            ===============
8. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
9. Notice of Possible Delisting Action:
   In June 2010, the Trust received a Notice of Delisting Action from the Chicago Stock Exchange (the "Exchange" or "CHX") informing the Trust of its preliminary determination to delist the Fund as a Tier II security of the CHX unless the Trust submitted a plan to increase its trading volume to meet the Exchange's enhanced listing requirements. In July 2010, the Trust formulated a plan to satisfy the enhanced listing maintenance requirements. The Exchange has accepted the plan and is monitoring the Trust's progress in increasing its trading volume.
10. Distribution to Shareholders:
   On December 3, 2010, a distribution of $0.14 per share was declared. The distribution was paid on December 29, 2010 to shareholders of record on December 23, 2010. On December 3, 2009, a distribution of $0.15 per share was declared. The distribution was paid on December 28, 2009 to shareholders of record on December 23, 2009.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                   (Continued)

  The tax character of distributions paid during 2010 and 2009 was as follows:

                                                        2010           2009
                                                        ----           ----
  Distributions paid from:
     Ordinary income                              $     269,417    $   325,535
     Long-term capital gain                                  --             --
                                                  --------------   ------------
                                                  $     269,417    $   325,535
                                                  ==============   ============
11. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.
12. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through February 8, 2011, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.


   Supplemental Information
   ------------------------
VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolio is available without charge, upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the year ended December 31, 2010 is also available by calling collect 239-304-1679, or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available, without charge and upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

The Trust has adopted a Dividend Reinvestment Plan (the "Plan") that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, DST Systems ("DST"), in additional shares of the Trust. If you elect to receive your distributions in cash, you will receive them in cash paid by check mailed directly to you by the Plan Administrator.

The Trust's Plan provides that each shareholder of the Trust must affirmatively elect to participate in the Plan upon becoming a shareholder of the Trust. No action is required on the part of a registered stockholder to have their cash distribution reinvested in shares of the Trust. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of the Trust that you will receive will be determined as follows:

         The number of shares to be issued to a shareholder shall be based on the Net Asset Value per share of the Trust (the "Reinvestment NAV") on the payable date.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator at DST Systems, 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662 in accordance with such reasonable requirements as the Plan Administrator may agree upon.

The Plan Administrator maintains all common stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to us. Any proxy you receive will include all shares you have received under the Plan.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold your shares with a brokerage firm that does not participate in the Plan, you may not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

There is no direct service charge to participants in the Plan; however, we reserve the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Trustees the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require us to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from DST at 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on October 4, 2010, the Board considered the re-approval for an annual period (through September, 2011) of the Trust's Investment Advisory Agreement (the "Management Agreement") with the Adviser, F.L. Putnam Investment Management Company, pursuant to which the Adviser provides the Trust with overall investment advisory and administrative services, and the Sub-Advisory Agreement with the Sub-Advisor, PanAgora Asset Management, pursuant to which the Sub-Advisor provides the Trust with investment advisory services.

Analysis of Nature, Extent and Quality of Services Provided to the Trust.

The Board members received a presentation from representatives of the Adviser and the Sub-Advisor regarding services provided to the Trust and discussed the nature, extent and quality of the services provided to the Trust pursuant to its Management Agreement. The Adviser's representatives reviewed the Trust's permitted investments, its screening process to ensure that only permitted investments as described in the Trust's prospectus are held by the Trust, and a comparison of the Trust's investment performance to the S&P 500 Index and other relevant benchmarks. The Board members also considered the Adviser's and the Sub-Advisor's research and portfolio management capabilities and their administrative, accounting and compliance infrastructure. The Board also considered the Adviser's and Sub-Advisor's brokerage policies and practices and the standards applied in seeking best execution, and their code of ethics and compliance policies and practices.

Comparative Analysis of the Trust's Performance and Investment Advisory Fee and Expense Ratio.

The Board members reviewed the Trust's performance and comparisons to the S&P 500 Index and to certain other funds which have similar exclusionary criteria with respect to permitted investments. The Board members noted that the Trust's total return performance for the year-to-date was comparable to the relevant Index, notwithstanding the exclusionary criteria which limits the Trust's universe of potential investments. The Board members also discussed the Trust's investment advisory fee and expense ratio and reviewed the range of investment advisory fees and expense ratios as compared to a comparable group of Trusts (the "Expense Group") and a broader group of Trusts (the "Expense Universe"). The Board members noted that the actual and contractual investment advisory fees and total expense ratio of the Trust were competitive with the Expense Group medians.

Representatives of the Adviser reviewed with the Board members the investment advisory fees paid by other accounts managed by the Adviser and the Sub-Advisor with similar investment objectives, policies and strategies as the Trust (the "Similar Accounts"). The Adviser's representatives explained the nature of the Similar Accounts and the differences in providing services to such Similar Accounts as compared to managing and providing services to the Trust. Representatives of the Adviser and the Sub-Advisor noted that they do not manage other trusts with similar investment objectives, policies and strategies as the Trust. The Board also considered advisory and administrative fee information from other similar funds provided by the Trust's Administrator. The Board analyzed the differences in fees paid to the Adviser and Sub-Advisor and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts and the other funds to evaluate the appropriateness and reasonableness of the Trust's investment advisory fee.

Analysis of Profitability and Economies of Scale.

The Adviser's representatives reviewed the dollar amount of expenses allocated and profit received by the Adviser and Sub-Advisor and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the Trust, and the extent to which economies of scale would be realized if the Trust grows and whether fee levels reflect these economies of scale for the benefit of Trust investors. The Board members also considered potential benefits to the Adviser and Sub-Advisor from acting as investment advisers to the Trust, including any soft dollar arrangements with respect to trading the Trust's investments.

It was noted that the Board members should consider the Adviser's profitability with respect to the Trust as part of their evaluation of whether the fee under the Management Agreement and Sub-Advisory Agreement bear a reasonable relationship to the range of services provided by the Adviser and Sub-Advisor, including the nature, extent and quality of such services. It was further noted that a discussion of economies of scale is predicated on increasing assets and that, if a Trust's assets had been decreasing, the possibility that the Adviser may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board, including all of the members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the

Management Agreement and Sub-Advisory Agreement.

Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

o The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisor are adequate and appropriate.

o The Board noted the impact of the Trust's exclusionary investment criteria on the Trust's performance and its satisfaction with the Adviser's screening process for acceptable securities while emphasizing the need for continued diligence in that regard.

o The Board concluded that the fees paid by the Trust to the Adviser and the Sub-Advisor were reasonable in light of the services provided, comparative performance, expense and investment advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and Sub-Advisor from its relationship with the Trust.

o The Board determined that the economies of scale which may accrue to the Adviser and Sub-Advisor in connection with the management of the Trust had been adequately considered by them in connection with the investment advisory fee rate charged to the Trust, and that, to the extent in the future it were determined that material economies of scale had not been shared with the Trust, the Board would seek to have those economies of scale shared with the Trust.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Trust and its shareholders.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES





Name                        Positions(s)     Term of         Principal          Number of        Other
Address and                 Held with        Office and      Occupation(s)      Portfolios in    Directorships
Age                         Trust            Length of       During Past        Fund Complex     Held by
                                             Time Served     5 Years            Overseen by      Trustee
                                                                                Trustee
===============================================================================================================

HOWARD R. BUCKLEY
20 Appletree Drive         Non-Interested    12 Years        President, Chief   1                None
South Portland, ME 04106   Trustee           Served. Term    Executive Officer
Age 73                                       is for Life     and Director,
                                                             (Retired) Mercy
                                                             Health System of
                                                             Maine

===============================================================================================================

SISTER ANNE MARY DONOVAN
447 Chestnut Hill Avenue   Non-Interested    12 Years        Treasurer,         1                None
Brookline, MA 02445        Trustee           Served. Term    Emmanuel College
Age 69                                       is for Life

===============================================================================================================

DAVID W.C. PUTNAM
90 Lake Avenue             Interested        14 Years        President,         1                None
Newton Center, MA 02459    Trustee,          Served. Term    F.L. Putnam
Age 71                     President &       is for Life     Securities Company
                           Secretary

===============================================================================================================

GEORGE A. VIOLIN, M.D., F.A.C.S.
16 Main Street             Interested        12 Years        Physician;         1                None
Brookline, MA 02445        Trustee*          Served. Term    Principal,
Age 67                                       is for Life     Ambulatory Surgical
                                                             Centers of America,
                                                             L.L.L.C

===============================================================================================================

CHRISTOPHER Y. WILLIAMS
5072 Annunciation Circle   Chief Compliance  6 Years         President,                          None
Ave Maria, FL 34142        Officer, Asst.    Served.         Cardinal Investment
Age 46                     Secretary & Asst.                 Services, Inc.
                           Treasurer
===============================================================================================================

REV. MR. JOEL M. ZIFF
344 Cambridge Road         Chairman &        12 Years        Partner,           1                None
Brookline, MA 02445        Non-Interested    Served. Term    (Retired)
Age 78                     Trustee,          is for Life     Arthur Andrson
                           Chairman of Audit                 & Co.
                           Committee

===============================================================================================================

* Dr. Violin's son is currently employed by the Adviser


                          PRINCIPLED EQUITY MARKET FUND


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                   LIVINGSTON & HAYNES, P.C.


Wellesley, Massachusetts
February 8, 2011

                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
           470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219


                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2010, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (239) 304-1679.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $22,400 and $21,600.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2010 and  December 31, 2009,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $5,600 and $5,400, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The Audit Committee pre-approves the Trust's accountant engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant's independence.

     There were no services provided to the Trust or Service Affiliates during the last two years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2010 and December 31, 2009, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $4,825 and $5,840, resprectively.

     During the Trust's fiscal years ended December 31, 2010 and December 31, 2009, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $5,600 and $5,400, respectively

(h) Registrant's Board of Trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's Investment Adviser. The Audit Committee of the Board of Trustees of the Trust has reviewed the statement of independence provided by Livingston & Haynes, considered whether the provision of non-audit services by the firm to the Trust's Investment Adviser and any entity controlling, controlled by, or under common control with the Adviser is compatible with such firm's independence with respect to the Trust, and concluded that the non-audit services provided by Livingston & Haynes do not compromise that firm's independence with regard to the Trust.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 36 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 2 accounts; total AUM $46,414,164
                Pooled: 6 accounts; total AUM $1,408,858,961
                Other: 21 accounts; total AUM $2,505,275,241
        (iii) 2 accounts with a performance fee; total AUM $568,648,930
        (iv)  N/A

(a)(3)
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2010          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31            --            --              --
AUG 1-31            --            --              --
SEP 1-30            --            --              --         97,330
OCT 1-31           826            14.25          826         96,504
NOV 1-30            --            --              --         96,504
DEC 1-31        21,378            15.12       21,378         75,126

TOTAL           22,204            15.09       22,204         75,126

FOOTNOTES TO TABLE
(a)  The Plan was announced and re-approved by the Board on October 4, 2010.
(b) Share amount approved is equal to 5% of shares outstanding as of September 30, 2010; 97,330 shares
(c)  The expiration date of the plan is June 30, 2011
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications